TAX PROVISION (Tables)	12 Months Ended
Dec. 31, 2018
Other provisions [abstract]
Reconciliation of income taxes
	2018	2017	2016

Earnings (loss) for the year	(18,184,468)	$(18,592,981)	$(2,007,305)

Expected income tax (recovery)	$(4,910,000)	$(4,834,000)	$(522,000)
Change in statutory, foreign tax, foreign exchange rates and other	389,000	1,885,000	(1,575,000)
Permanent Difference	3,833,000	450,000	1,869,000
Share issue cost	(151,000)	(25,000)	(87,000)
Adjustment to prior years provision versus statutory
tax returns and expiry of non-capital losses	12,000	(118,000)	(34,000)
Change in unrecognized deductible temporary differences	827,000	2,642,000	349,000
Total income tax expense (recovery)	$-	$-	$-

Deductible and taxable temporary differences, unused tax losses and unused tax credits

	2018	Expiry dates	2017	Expiry dates	2016	Expiry dates

Share issue costs	$644,000	2039 to 2042	$285,000	2038 to 2042	$399,000	2037 to 2041
Allowable Capital losses	$6,607,000	No expiry	$6,549,000	No expiry	$6,549,000	No expiry
Non-Capital losses	$24,109,000	2030 to 2038	$21,402,000	2030 to 2037	$16,658,000	2030 to 2036
Property and equipment	$1,138,000	No expiry	$1,146,000	No expiry	$1,067,000	No expiry
Exploration and evaluation assets	$19,625,000	No expiry	$19,715,000	No expiry	$5,016,000	No expiry
Investment tax credits	$23,000	2029	$23,000	2029	$23,000	2029
Asset retirement obligation	$265,000	No expiry	$244,000	No expiry	$209,000	No expiry